UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Global Energy and Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Global Energy and Resources Trust,
     40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—95.3%
		Common Stocks—95.3%
		Chemicals—1.0%
121,500		Potash Corp. of Saskatchewan	$9,809,910
		Coal—10.5%
507,200	[1]	Arch Coal, Inc.	15,160,208
537,200	[1]	Consol Energy, Inc.	22,374,380
676,400		Massey Energy Co.	14,441,140
348,770		Natural Resources Partners LP	13,009,121
418,100		Peabody Energy Corp.	17,668,906
232,900		Penn Virginia GP Holdings LP	8,286,582
481,900		Penn Virginia Resource Partners LP	14,823,244
		Total Coal	105,763,581
		Commercial Services—0.4%
961,400		Eveready Income Fund	4,190,579
		Electric—0.6%
77,800	[1]	Dominion Resources, Inc.	6,552,316
		Gas—1.0%
613,800		Keyera Facilities Income Fund	10,592,480
		Iron & Steel—0.5%
104,600		Tenaris S.A. (ADR)	5,038,582
		Metal—0.5%
20,400		Vallourec	5,276,926
		Mining—5.0%
207,100	[1]	BHP Billiton Ltd. (ADR)	13,208,838
104,800	[1]	Cameco Corp.	4,273,744
247,736		Goldcorp, Inc.	6,294,972
368,800		NovaGold Resources, Inc.	5,532,000
40,880		Rio Tinto Plc	2,949,350
7,300		Rio Tinto Plc (ADR)	2,110,576
146,700	[2]	Silver Wheaton Corp.	2,011,257
132,600		Teck Cominco Ltd., Class B	5,879,246
470,700		Zinifex Ltd.	7,785,418
		Total Mining	50,045,401
		Oil & Gas—43.6%
160,900		Apache Corp.	13,007,156
364,000		ARC Energy Trust	7,291,601
535,600		Baytex Energy Trust	10,367,585
924,373		BG Group Plc	15,036,354
86,600	[2]	Bill Barrett Corp.	2,972,112
108,000		Bonavista Energy Trust	3,050,281
173,900		Cabot Oil & Gas Corp.	5,947,380
140,500	[1]	Canadian Natural Resources Ltd.	9,611,605
295,400		Chesapeake Energy Corp.	10,055,416
309,800	[2]	Compton Petroleum Corp.	3,078,253
93,900		ConocoPhillips	7,590,876
70,600		Devon Energy Corp.	5,267,466
76,000		Diamond Offshore Drilling, Inc.	7,841,680
84,700		EnCana Corp.	5,165,006
124,400		Enerplus Resources Fund	5,434,046
124,800		ENSCO Intl., Inc.	7,621,536
308,600		EOG Resources, Inc.	21,632,860
417,800	[2]	EXCO Resources, Inc.	7,294,788
122,900		Exxon Mobil Corp.	10,462,477
84,012		Fairborne Energy Ltd.	582,760
906,400		Focus Energy Trust	14,316,498
219,900	[2]	Forest Oil Corp.	8,899,353
115,100		GlobalSantaFe Corp.	8,253,821
412,100		Helmerich & Payne, Inc.	13,339,677
100,000		Hess Corp.	6,120,000
123,400		Husky Energy, Inc.	4,884,873
186,200		Marathon Oil Corp.	10,278,240
291,400	[2]	Newfield Exploration Co.	14,001,770
319,300		Nexen, Inc.	9,901,054
127,600		Noble Corp.	13,073,896
145,900		Noble Energy, Inc.	8,920,326
260,100		Norsk Hydro ASA	10,011,264
193,200		Occidental Petroleum Corp.	10,958,304
263,800		Petroleo Brasileiro S.A. (ADR)	17,120,620
139,500	[2]	Plains Exploration & Production Co.	6,027,795
203,600		Precision Drilling Trust	4,035,352
98,200	[1,2]	Pride Intl., Inc.	3,441,910
977,100		Progress Energy Trust	12,209,170
102,100	[2]	Quicksilver Resources, Inc.	4,300,452
190,700		Range Resources Corp.	7,082,598
257,600	[2]	SeaDrill Ltd.	5,164,360
201,000	[2]	Southwestern Energy Co.	8,166,630
271,000		Statoil ASA	8,009,176
164,000		Statoil ASA (ADR)	4,854,400
89,100		Suncor Energy, Inc.	8,060,877
107,300		Total S.A. (ADR)	8,434,853
232,900	[2]	Transocean, Inc.	25,025,105
65,000	[2]	TXCO Resources, Inc.	653,250
399,900		Vermilion Energy Trust	14,469,573
85,800		XTO Energy, Inc.	4,678,674
174,200		Zargon Energy Trust	4,407,253
		Total Oil & Gas	438,412,362
		Oil & Gas Services—11.0%
132,400		Acergy S.A. (ADR)	3,508,600
75,400	[2]	Cameron Intl. Corp.	5,881,200
156,900	[2]	Cie Generale de Geophysique-Veritas (ADR)	7,915,605
51,931	[2]	Core Laboratories N.V.	5,589,334
72,000	[2]	FMC Technologies, Inc.	6,589,440
163,500	[2]	Grant Prideco, Inc.	9,172,350
154,600	[2]	Helix Energy Solutions Group, Inc.	6,021,670
181,900	[2]	Hercules Offshore, Inc.	5,460,638
129,058	[2]	National Oilwell Varco, Inc.	15,501,157
355,200		Saipem S.p.A.	12,682,346
199,800	[2]	Savanna Energy Services Corp.	3,380,568
115,100		SBM Offshore N.V.	4,731,894
79,300		Schlumberger Ltd.	7,511,296
302,724	[2]	Weatherford Intl. Ltd.	16,749,719
		Total Oil & Gas Services	110,695,817
		Pipelines—13.7%
451,400		AltaGas Income Trust	11,593,888
201,400		Boardwalk Pipeline Partners LP	7,300,750
236,700		Energy Transfer Partners LP	13,207,860
526,005		Enterprise Products Partners LP	16,358,755
262,200	[1]	Equitable Resources, Inc.	12,352,242
145,800		ONEOK Partners LP	9,850,248
165,500		ONEOK, Inc.	8,399,125
265,500		Pembina Pipeline Income Fund	4,238,344
116,400		Plains All American Pipeline LP	7,314,576
180,200		Questar Corp.	9,278,498
1,125,000	[2]	Spectra Energy Income Fund	11,072,835
300,000		Targa Resources Partners LP	10,092,000
338,000	[1]	Williams Partners LP	16,335,540
		Total Pipelines	137,394,661
		Transportation—7.5%
600		AP Moller - Maersk A/S	7,912,608
800,000		Aries Maritime Transport Ltd.	7,832,000
725,000		Double Hull Tankers, Inc.	12,912,250
55,700		DryShips, Inc.	3,192,724
600,000		OceanFreight, Inc.	14,334,000
390,400		Seaspan Corp.	13,820,160
546,000		Ship Finance Intl. Ltd.	15,260,700
		Total Transportation	75,264,442
		Total Long-Term Investments
		(cost $734,281,081)	959,037,057

BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value
	SHORT-TERM INVESTMENTS—6.9%
	Money Market Fund—3.0%
30,228,849 [3]	Fidelity Institutional Money Market Prime Portfolio, 4.99%	$30,228,849
Principal
Amount
	U.S. Government and Agency Discount Notes—3.9%
$38,500,000 [4]	Federal Home Loan Bank Disc. Notes, 5.09%, 8/01/07	38,500,000
	Total Short-Term Investments
	(cost $68,728,849)	68,728,849
Contracts
	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
250	Talisman Energy, Inc., strike price $23.875, expires 11/02/07	2,647
10,000	Unit Corp., strike price $70.5, expires 11/06/07	2,515
	Total Outstanding Options Purchased
	(cost $28,105)	5,162
	Total Investments before outstanding options written
	(cost $803,038,0355)	1,027,771,068
	OUTSTANDING OPTIONS WRITTEN—(1.5)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.4)%
(250)	Acergy S.A. (ADR), strike price $22.50, expires 08/06/07	(102,250)
(50,000)	Acergy S.A. (ADR), strike price $27, expires 11/16/07	(119,030)
(200)	AP Moller - Maersk A/S, strike price 68 DKK, expires 11/09/07	(242,270)
(25,000)	Apache Corp., strike price $86, expires 11/16/07	(94,878)
(10,000)	Apache Corp., strike price $91, expires 11/16/07	(22,899)
(15,000)	Apache Corp., strike price $96, expires 11/16/07	(19,500)
(25,000)	Arch Coal, Inc., strike price $39, expires 08/17/07	(65)
(250)	Arch Coal, Inc., strike price $41.25, expires 11/02/07	(5,055)
(25,000)	Arch Coal, Inc., strike price $42.50, expires 11/16/07	(5,165)
(145,000)	BG Group Plc, strike price 7.58 GBP, expires 08/02/07	(148,640)
(10,000)	BG Group Plc, strike price 8 GBP, expires 11/06/07	(10,588)
(100,000)	BG Group Plc, strike price 8.40 GBP, expires 11/27/07	(78,970)
(100,000)	BG Group Plc, strike price 8.45 GBP, expires 11/16/07	(69,485)
(100)	BHP Billiton Ltd. (ADR), strike price $52.50, expires 11/19/07	(133,000)
(250)	BHP Billiton Ltd. (ADR), strike price $55, expires 11/19/07	(282,500)
(300)	BHP Billiton Ltd. (ADR), strike price $60, expires 11/19/07	(237,000)
(100)	BHP Billiton Ltd. (ADR), strike price $65, expires 11/19/07	(50,000)
(20,000)	Bill Barrett Corp., strike price $41, expires 11/16/07	(17,458)
(50,000)	Cabot Oil & Gas Corp., strike price $93.97, expires 11/02/07	(7,250)
(100)	Cameco Corp., strike price $55, expires 09/24/07	(3,000)
(20,000)	Cameco Corp., strike price $56, expires 11/16/07	(11,898)
(200)	Cameron Intl. Corp., strike price $70, expires 08/20/07	(180,000)
(20,000)	Canadian Natural Resources Ltd., strike price $66, expires 11/16/07	(137,008)
(20,000)	Canadian Natural Resources Ltd., strike price $68, expires 11/16/07	(112,026)
(150)	Canadian Natural Resources Ltd., strike price $72, expires 08/24/07	(18,801)
(250)	Chesapeake Energy Corp., strike price $35, expires 10/22/07	(42,500)
(250)	Chesapeake Energy Corp., strike price $37.50, expires 08/27/07	(4,910)
(250)	Chesapeake Energy Corp., strike price $37.50, expires 11/02/07	(22,412)
(350)	Chesapeake Energy Corp., strike price $38, expires 11/13/07	(30,950)
(12,500)	Chesapeake Energy Corp., strike price $38.64, expires 11/16/07	(9,624)
(45,000)	Cie Generale de Geophysique-Veritas (ADR), strike price $51, expires 11/16/07	(187,844)
(25,000)	Consol Energy, Inc., strike price $46, expires 11/09/07	(55,415)
(50,000)	Consol Energy, Inc., strike price $46.73, expires 09/28/07	(65,230)
(250)	Consol Energy, Inc., strike price $48.75, expires 11/02/07	(33,428)
(25,000)	Consol Energy, Inc., strike price $50.05, expires 11/16/07	(32,533)
(100)	Core Laboratories N.V., strike price $105, expires 09/24/07	(75,000)
(250)	Core Laboratories N.V., strike price $97.50, expires 11/02/07	(349,365)
(100)	Devon Energy Corp., strike price $82.88, expires 11/13/07	(22,838)
(10,000)	Devon Energy Corp., strike price $86, expires 11/16/07	(16,508)
(100)	Diamond Offshore Drilling, Inc., strike price $100, expires 09/24/07	(85,000)
(250)	Diamond Offshore Drilling, Inc., strike price $107.50, expires 11/02/07	(151,755)
(25,000)	Dominion Resources, Inc., strike price $91, expires 11/16/07	(41,023)
(20,000)	Dominion Resources, Inc., strike price $91.73, expires 11/16/07	(29,388)
(325)	Dominion Resources, Inc., strike price $95, expires 10/22/07	(24,375)
(100,000)	Double Hull Tankers, Inc., strike price $18, expires 11/16/07	(78,180)
(50,000)	Double Hull Tankers, Inc., strike price $18.49, expires 11/30/07	(32,330)
(18,000)	DryShips, Inc., strike price $40, expires 11/02/07	(343,413)
(25,000)	DryShips, Inc., strike price $51, expires 11/06/07	(296,060)
(100)	EnCana Corp., strike price $60, expires 08/20/07	(28,500)
(10,000)	EnCana Corp., strike price $65, expires 11/16/07	(27,216)
(25,000)	EnCana Corp., strike price $66, expires 11/16/07	(59,918)
(25,000)	ENSCO Intl., Inc., strike price $60, expires 11/16/07	(150,078)
(250)	ENSCO Intl., Inc., strike price $63, expires 11/08/07	(107,080)
(150)	ENSCO Intl., Inc., strike price $65, expires 09/24/07	(39,000)
(25,000)	EOG Resources, Inc., strike price $81, expires 11/02/07	(37,558)
(15,000)	EOG Resources, Inc., strike price $86, expires 11/16/07	(14,685)

BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(25,000)	EOG Resources, Inc., strike price $90, expires 11/16/07	$(14,287)
(50,000)	EXCO Resources, Inc., strike price $20.50, expires 11/16/07	(40,935)
(350)	Exploration Co. of Delaware, Inc. (The), strike price $12.50, expires 08/20/07	(5,250)
(25,000)	Exxon Mobil Corp., strike price $91, expires 11/16/07	(72,400)
(20,000)	FMC Technologies, Inc., strike price $85, expires 11/16/07	(225,396)
(100)	FMC Technologies, Inc., strike price $94, expires 11/13/07	(60,257)
(200)	Forest Oil Corp., strike price $40, expires 08/20/07	(35,000)
(250)	Forest Oil Corp., strike price $45, expires 11/02/07	(28,202)
(200)	Forest Oil Corp., strike price $45, expires 11/19/07	(32,000)
(20,000)	GlobalSantaFe Corp., strike price $76, expires 11/16/07	(75,304)
(200)	GlobalSantaFe Corp., strike price $78, expires 11/02/07	(54,682)
(30,000)	Goldcorp, Inc., strike price $27.75, expires 11/16/07	(37,422)
(250)	Goldcorp, Inc., strike price $28, expires 11/02/07	(25,750)
(15,000)	Goldcorp, Inc., strike price $30.25, expires 11/16/07	(9,591)
(100)	Grant Prideco, Inc., strike price $60, expires 10/22/07	(33,000)
(30,000)	Grant Prideco, Inc., strike price $60.05, expires 11/16/07	(100,611)
(150)	Helix Energy Solutions Group, Inc., strike price $45, expires 09/24/07	(9,750)
(25,000)	Helix Energy Solutions Group, Inc., strike price $45.25, expires 11/16/07	(31,228)
(900)	Helmerich & Payne, Inc., strike price $35, expires 09/24/07	(85,500)
(25,000)	Helmerich & Payne, Inc., strike price $36, expires 11/16/07	(27,905)
(250)	Helmerich & Payne, Inc., strike price $37, expires 11/02/07	(18,450)
(50)	Hercules Offshore, Inc., strike price $36.50, expires 08/31/07	(436)
(25,000)	Hercules Offshore, Inc., strike price $38, expires 11/02/07	(12,307)
(250)	Hercules Offshore, Inc., strike price $40, expires 10/22/07	(7,500)
(100)	Hess Corp., strike price $60, expires 11/19/07	(59,000)
(200)	Hess Corp., strike price $65, expires 08/20/07	(25,000)
(125)	Hess Corp., strike price $65, expires 11/19/07	(51,250)
(100,000)	Husky Energy, Inc., strike price 46 CAD, expires 11/16/07	(90,251)
(25,000)	Marathon Oil Corp., strike price $57, expires 11/02/07	(92,993)
(60,000)	Marathon Oil Corp., strike price $65.05, expires 11/16/07	(84,468)
(20,000)	Marathon Oil Corp., strike price $65.50, expires 11/16/07	(30,488)
(210)	National Oilwell Varco, Inc., strike price $120, expires 11/19/07	(273,000)
(250)	National Oilwell Varco, Inc., strike price $95, expires 11/19/07	(722,500)
(125)	Newfield Exploration Co., strike price $55, expires 11/02/07	(14,892)
(300)	Newfield Exploration Co., strike price $55, expires 12/24/07	(81,000)
(50,000)	Newfield Exploration Co., strike price $55.25, expires 11/16/07	(67,745)
(800)	Nexen, Inc., strike price 37 CAD, expires 11/19/07	(97,488)
(220)	Noble Corp., strike price $100, expires 09/24/07	(181,940)
(10,000)	Noble Corp., strike price $101, expires 11/16/07	(91,321)
(130)	Noble Corp., strike price $110, expires 09/24/07	(42,900)
(60)	Noble Corp., strike price $95, expires 09/24/07	(73,200)
(475)	Noble Energy, Inc., strike price $65, expires 08/20/07	(30,875)
(325)	Noble Energy, Inc., strike price $75, expires 11/19/07	(27,625)
(16,000)	Norsk Hydro ASA, strike price 220 NOK, expires 08/16/07	(25,029)
(101,000)	Norsk Hydro ASA, strike price 225.96 NOK, expires 11/06/07	(233,720)
(500)	NovaGold Resources, Inc., strike price $17.50, expires 09/24/07	(25,000)
(50,000)	NovaGold Resources, Inc., strike price $18, expires 11/16/07	(32,890)
(40,000)	Occidental Petroleum Corp., strike price $61, expires 11/16/07	(112,244)
(20,000)	Occidental Petroleum Corp., strike price $62, expires 11/02/07	(43,960)
(60,000)	OceanFreight, Inc., strike price $24.48, expires 11/30/07	(87,224)
(50,000)	ONEOK, Inc., strike price $56, expires 11/16/07	(44,980)
(250)	Peabody Energy Corp., strike price $58, expires 11/02/07	(5,842)
(25,000)	Peabody Energy Corp., strike price $61, expires 11/16/07	(4,710)
(25,000)	Peabody Energy Corp., strike price $61, expires 12/21/07	(9,517)
(400)	Petroleo Brasileiro S.A. (ADR), strike price $62.50, expires 10/22/07	(280,000)
(30,000)	Petroleo Brasileiro S.A. (ADR), strike price $62.50, expires 11/16/07	(203,751)
(20,000)	Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/16/07	(50,342)
(100)	Plains All American Pipeline LP, strike price $65, expires 11/19/07	(15,000)
(100)	Plains Exploration & Production Co., strike price $55, expires 11/19/07	(5,500)
(100)	Plains Exploration & Production Co., strike price $60, expires 11/19/07	(2,500)
(150)	Potash Corp. of Saskatchewan, strike price $70, expires 09/24/07	(198,000)
(10,000)	Potash Corp. of Saskatchewan, strike price $81, expires 11/02/07	(58,013)
(20,000)	Pride Intl., Inc., strike price $37.83, expires 11/16/07	(38,936)
(15,000)	Pride Intl., Inc., strike price $40.25, expires 11/16/07	(18,832)
(20,000)	Questar Corp., strike price $58, expires 11/16/07	(30,120)
(500)	Questar Corp., strike price $59, expires 11/13/07	(62,150)
(150)	Quicksilver Resources, Inc., strike price $47.50, expires 11/02/07	(25,438)
(300)	Quicksilver Resources, Inc., strike price $50, expires 09/24/07	(22,500)
(200)	Range Resources Corp., strike price $41, expires 08/24/07	(8,418)
(15,000)	Range Resources Corp., strike price $45.25, expires 11/16/07	(12,867)
(20,000)	Rio Tinto Plc, strike price 41 GBP, expires 11/27/07	(59,114)

BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(90,000)	Saipem S.p.A., strike price 22.85 EUR, expires 11/06/07	$(504,862)
(60,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/06/07	(246,227)
(100)	Schlumberger Ltd., strike price $85, expires 08/20/07	(105,000)
(100)	Schlumberger Ltd., strike price $85, expires 11/19/07	(140,000)
(100)	Schlumberger Ltd., strike price $90, expires 11/19/07	(115,000)
(30,000)	SeaDrill Ltd., strike price 120 NOK, expires 11/06/07	(45,754)
(65,000)	SeaDrill Ltd., strike price 127.05 NOK, expires 11/06/07	(65,206)
(40,000)	Seaspan Corp., strike price $29.75, expires 11/16/07	(235,504)
(400)	Seaspan Corp., strike price $30, expires 11/19/07	(252,000)
(40,000)	Seaspan Corp., strike price $37.50, expires 11/30/07	(60,932)
(50,000)	Ship Finance Intl. Ltd., strike price $31, expires 11/16/07	(49,545)
(50,000)	Ship Finance Intl. Ltd., strike price $32, expires 11/30/07	(43,430)
(25,000)	Ship Finance Intl. Ltd., strike price $34, expires 11/02/07	(9,165)
(40,000)	Silver Wheaton Corp., strike price $13, expires 11/16/07	(76,424)
(200)	Southwestern Energy Co., strike price $50, expires 09/24/07	(18,000)
(15,000)	Southwestern Energy Co., strike price $51, expires 11/09/07	(17,320)
(25,000)	Southwestern Energy Co., strike price $56, expires 11/16/07	(16,205)
(250)	Statoil ASA (ADR), strike price $32.50, expires 11/02/07	(20,202)
(25,000)	Statoil ASA (ADR), strike price $32.50, expires 11/16/07	(23,252)
(25,000)	Suncor Energy, Inc., strike price $88, expires 11/16/07	(218,803)
(450)	Suncor Energy, Inc., strike price $90, expires 09/24/07	(261,000)
(25,000)	Talisman Energy, Inc., strike price $24, expires 11/02/07	(2,475)
(130)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(46,916)
(300)	Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/19/07	(59,055)
(100)	Tenaris S.A. (ADR), strike price $50, expires 09/24/07	(20,500)
(20,000)	Tenaris S.A. (ADR), strike price $51, expires 11/16/07	(45,832)
(100)	Total S.A. (ADR), strike price $75, expires 11/19/07	(82,000)
(20,000)	Total S.A. (ADR), strike price $86, expires 11/16/07	(31,066)
(100)	Transocean, Inc., strike price $100, expires 08/20/07	(88,100)
(100)	Transocean, Inc., strike price $100, expires 11/19/07	(140,000)
(250)	Transocean, Inc., strike price $110, expires 11/19/07	(207,500)
(100)	Transocean, Inc., strike price $90, expires 08/20/07	(204,000)
(300)	Transocean, Inc., strike price $95, expires 11/19/07	(516,000)
(10,000)	Unit Corp., strike price $71, expires 11/16/07	(2,164)
(400)	Weatherford Intl. Ltd., strike price $55, expires 11/19/07	(212,000)
(100)	Weatherford Intl. Ltd., strike price $60, expires 08/20/07	(7,500)
(200)	Weatherford Intl. Ltd., strike price $65, expires 11/19/07	(32,000)
(100)	XTO Energy, Inc., strike price $65, expires 11/19/07	(11,500)
(200)	XTO Energy, Inc., strike price $70, expires 11/19/07	(11,000)
(105,000)	Zinifex Ltd., strike price 19.34 AUD, expires 11/07/07	(171,368)
	Total Outstanding Call Options Written (premium received $(11,683,306))	(13,915,355)
	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(250)	Chesapeake Energy Corp., strike price $35, expires 08/27/07	(41,020)
(1,000)	Eldorado Gold Corp., strike price 5 CAD, expires 08/20/07	(32,808)
(280)	Hercules Offshore, Inc., strike price $30, expires 08/20/07	(25,200)
(250)	Massey Energy Co., strike price $22.50, expires 08/20/07	(43,750)
(250)	Massey Energy Co., strike price $25, expires 08/20/07	(95,000)
(35)	Peabody Energy Corp., strike price $45, expires 08/20/07	(11,200)
(450)	Peabody Energy Corp., strike price $50, expires 08/20/07	(328,500)
(350)	Range Resources Corp., strike price $37.50, expires 08/20/07	(40,600)
	Total Outstanding Put Options Written (premium received $(347,291))	(618,078)
	Total Outstanding Options Written
	(premium received $(12,030,597))	(14,533,433)
Total Investments net of outstanding options written—100.7%		$1,013,237,636
Liabilities in excess of other assets—(0.7)%		(7,045,030)
Net Assets—100.0%		$1,006,192,606

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Represents current yield as of July 31, 2007.

[4]	Rate shown is the yield to maturity as of the date of purchase.

[5]	Cost for federal income tax purposes is $795,203,764. The net unrealized appreciation on a tax basis is $232,567,304, consisting of $256,536,125 gross unrealized appreciation and $23,968,821 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR —	American Depositary Receipt
AUD —	Australian Dollar
CAD —	Canadian Dollar
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
NOK —	Norwegian Krone

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Energy and Resources Trust

	By:	/s/ Donald C. Burke
Donald C. Burke, Treasurer of BlackRock Global Energy and Resources Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito
Robert S. Kapito, President (principal executive officer) of BlackRock Global Energy and Resources Trust

Date: September 20, 2007

	By:	/s/ Donald C. Burke
Donald C. Burke, Treasurer (principal financial officer) of BlackRock Global Energy and Resources Trust

Date: September 20, 2007